Fixed Deposits (Details)	6 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Jun. 30, 2024 CNY (¥)
Fixed Deposits [Line Items]
Time deposits		¥ 19,000,000	¥ 19,000,000
Time deposits maturity date	May 2026
Bank Time Deposits [Member]
Fixed Deposits [Line Items]
Time deposits	$ 2,643,147	¥ 19,000,000